Warrants (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Number of Warrants issued	62,857	15,399,681	0
Number of warrants forfeited	57,143
Investors
Number of Warrants issued	62,857	399,681
AEXG
Number of Warrants issued	84,000
Former Shareholder
Number of Warrants issued		15,000,000